Schedule of cash and cash equivalents (Details) - GBP (£)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	£ 4,808,060	£ 1,566,688	£ 748,015	£ 956,495